UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2026

Union Street Partners Value Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Union Street Partners Value Fund Tailored Shareholder Report

semi-annual shareholder report March 31, 2026 Union Street Partners Value Fund Class A Shares (ticker: USPVX)

This semi-annual shareholder report contains important information about the Union Street Partners Value Fund, Class A Shares for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at unionstreetvaluefund.com/literature/. You can also contact us at 1-800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.40%¹
¹	Annualized.

Sector Breakdown

Financials
16.16%
Information Technology
14.54%
Health Care
10.50%
Consumer Discretionary
10.44%
Energy
10.07%
Communication Services
9.85%
Consumer Staples
9.57%
Industrials
8.75%
Utilities
3.32%
Real Estate
2.90%
Money Market Fund
2.09%

Top Ten Holdings
Apple, Inc.	7.60%
JPMorgan Chase & Co.	7.53%
Microsoft Corp.	6.94%
Meta Platforms, Inc.	6.90%
Goldman Sachs Group, Inc.	5.50%
Dollar Tree, Inc.	5.38%
FedEx Corp.	5.28%
Johnson & Johnson	4.34%
Exxon Mobil Corp.	4.11%
The Boeing Co.	3.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit unionstreetvaluefund.com/literature/.

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$81,574,571
Number of Holdings	25
Total Net Advisory Fee	$292,255
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

Union Street Partners Value Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 Union Street Partners Value Fund Class C Shares (ticker: USPCX)

This semi-annual shareholder report contains important information about the Union Street Partners Value Fund, Class C Shares for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at unionstreetvaluefund.com/literature/. You can also contact us at 1-800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.15%¹
¹	Annualized.

Sector Breakdown

Top Ten Holdings
Apple, Inc.	7.60%
JPMorgan Chase & Co.	7.53%
Microsoft Corp.	6.94%
Meta Platforms, Inc.	6.90%
Goldman Sachs Group, Inc.	5.50%
Dollar Tree, Inc.	5.38%
FedEx Corp.	5.28%
Johnson & Johnson	4.34%
Exxon Mobil Corp.	4.11%
The Boeing Co.	3.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit unionstreetvaluefund.com/literature/.

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$81,574,571
Number of Holdings	25
Total Net Advisory Fee	$292,255
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

Union Street Partners Value Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 Union Street Partners Value Fund Advisor Class Shares (ticker: USPFX)

This semi-annual shareholder report contains important information about the Union Street Partners Value Fund, Advisor Class Shares for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at unionstreetvaluefund.com/literature/. You can also contact us at 1-800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.15%¹
¹	Annualized.

Sector Breakdown

Top Ten Holdings
Apple, Inc.	7.60%
JPMorgan Chase & Co.	7.53%
Microsoft Corp.	6.94%
Meta Platforms, Inc.	6.90%
Goldman Sachs Group, Inc.	5.50%
Dollar Tree, Inc.	5.38%
FedEx Corp.	5.28%
Johnson & Johnson	4.34%
Exxon Mobil Corp.	4.11%
The Boeing Co.	3.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit unionstreetvaluefund.com/literature/.

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$81,574,571
Number of Holdings	25
Total Net Advisory Fee	$292,255
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended March 31, 2026 (unaudited)

Union Street Partners Value Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
96.10%	COMMON STOCKS

9.85%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	9,840	$5,629,759
	The Walt Disney Co.	25,000	2,409,500
			8,039,259

10.44%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	5,750	1,891,117
	LVMH Moët Hennessy - Louis Vuitton SE	15,000	1,638,600
	Nike, Inc.	47,750	2,522,155
	Starbucks Corp.	27,500	2,463,725
			8,515,597

9.57%	CONSUMER STAPLES
	Diageo plc ADR	27,050	2,013,872
	Dollar Tree, Inc.(A)	40,090	4,390,256
	Target Corp.	11,600	1,405,920
			7,810,048

10.07%	ENERGY
	Chevron Corp.	11,200	2,317,280
	Exxon Mobil Corp.	19,760	3,352,482
	SLB NV	49,500	2,543,805
			8,213,567

16.16%	FINANCIALS
	Bank of America Corp.	52,350	2,552,062
	Goldman Sachs Group, Inc.	5,300	4,483,747
	JPMorgan Chase & Co.	20,885	6,143,532
			13,179,341

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
10.50%	HEALTH CARE
	Johnson & Johnson	14,500	$3,544,380
	Merck & Company, Inc.	19,135	2,301,749
	UnitedHealth Group, Inc.	10,040	2,716,724
			8,562,853

8.75%	INDUSTRIALS
	The Boeing Co(A)	14,200	2,826,226
	FedEx Corp.	12,100	4,309,778
			7,136,004

14.54%	INFORMATION TECHNOLOGY
	Apple, Inc.	24,430	6,200,090
	Microsoft Corp.	15,300	5,663,601
			11,863,691

2.90%	REAL ESTATE
	Simon Property Group, Inc. REIT	12,675	2,364,268

3.32%	UTILITIES
	PG&E Corp.	154,295	2,710,963

96.10%	TOTAL COMMON STOCKS
	(Cost: $36,687,648)		78,395,591

2.09%	MONEY MARKET FUND
	Fidelity Government Portfolio - Institutional Class 3.530%(B)	1,704,061	1,704,061
	(Cost: $1,704,061)

98.19%	TOTAL INVESTMENTS
	(Cost: $38,391,709)		80,099,652
1.81%	Other assets, net of liabilities		1,474,919
100.00%	NET ASSETS		$81,574,571

(A)Non-income producing.

(B)Effective 7 day yield as of March 31, 2026.

ADR- Security represented is held by the custodian in the form of American Depositary Receipts.

REIT- Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Statement of Assets and LiabilitiesMarch 31, 2026 (unaudited)

ASSETS
Investments at value (cost of $38,391,709) (Note 1)	$80,099,652
Receivable for investments sold	1,390,822
Receivable for capital stock sold	1,501
Dividends and interest receivable	82,971
Prepaid expenses	54,273
TOTAL ASSETS	81,629,219

LIABILITIES
Accrued investment advisory fees (Note 2)	31,013
Accrued administration, accounting and transfer agent fees (Note 2)	11,473
Other accrued expenses	12,162
TOTAL LIABILITIES	54,648
NET ASSETS	$81,574,571

Net Assets Consist of:
Paid-in-capital applicable to 2,467,497 no par value shares of beneficial interest outstanding, unlimited shares authorized	$36,618,120
Distributable accumulated earnings	44,956,451
Net Assets	$81,574,571

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class A	$7,250,378
Class C	875,804
Advisor Class	73,448,389
Total	$81,574,571
Shares Outstanding
Class A	221,966
Class C	28,384
Advisor Class	2,217,147
Total	2,467,497
Net Asset Value and Offering Price Per Share
Class A(1)	$32.66
Class C	$30.86
Advisor Class	$33.13
Maximum Offering Price Per Share(2) and Redemption Price(3)
Class A(2)	$34.65
Class C(3)	$30.55

(1)Includes a maximum contingent deferred sales charge (“CDSC”) or redemption fee of 1% on the proceeds of certain redemptions made less than one year from purchase if those shares were purchased without paying a front-end sales charge.

(2)Maximum Offering Price per Share including Sales Charge of 5.75%

(3)Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than one year from purchase.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Statement of OperationsSix Months Ended March 31, 2026 (unaudited)

INVESTMENT INCOME
Dividends	$797,295
Total investment income	797,295

EXPENSES
Investment advisory fees (Note 2)	427,408
12b-1 fees (Note 2)
Class A	9,680
Class C	5,064
Recordkeeping and administrative services (Note 2)	48,353
Accounting fees (Note 2)	18,424
Custody fees	2,894
Transfer agent fees (Note 2)	11,856
Legal fees	8,165
Audit fees	9,595
Filing and registration fees	23,495
Trustee fees	7,250
Compliance fees (Note 2)	3,864
Shareholder reports	16,289
Shareholder servicing (Note 2)
Class A	714
Class C	1,608
Advisor Class	41,393
Insurance	1,252
Other	3,872
Total expenses	641,176
Investment advisory fee waivers (Note 2)	(135,153)
Net expenses	506,023
Net investment income (loss)	291,272

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,583,646
Net change in unrealized appreciation (depreciation) of investments	(3,188,215)
Net realized and unrealized gain (loss) on investments	395,431
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$686,703

Union Street Partners Value Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$291,272	$459,635
Net realized gain (loss) on investments	3,583,646	1,210,293
Net change in unrealized appreciation (depreciation) of investments	(3,188,215)	5,237,538
Decrease in net assets from operations	686,703	6,907,466

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings
Class A	(199,588)	—
Class C	(20,931)	—
Advisor Class	(2,080,777)	(118,799)
Decrease in net assets from distributions	(2,301,296)	(118,799)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	74,337	5,073,493
Class C	18,475	71,732
Advisor Class	1,788,628	3,551,180
Distributions reinvested
Class A	198,146
Class C	20,931
Advisor Class	2,069,979	117,828
Shares redeemed
Class A	(1,011,837)	(397,199)
Class C	(213,365)	(5,870,620)
Advisor Class	(4,248,836)	(3,555,697)
Increase (decrease) in net assets from capital stock transactions	(1,303,542)	(1,009,283)

NET ASSETS
Increase (decrease) during period	(2,918,135)	5,779,384
Beginning of period	84,492,706	78,713,322
End of period	$81,574,571	$84,492,706

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Class A
	Six Months Ended March 31, 2026 (unaudited)		Years Ended September 30,
			2025	2024		2023	2022	2021
Net asset value, beginning of period	$33.29		$30.62	$26.21		$21.56	$24.79	$18.21

Investment activities
Net investment income (loss)(1)	0.08		0.15	0.13		0.19	0.09	0.02
Net realized and unrealized gain (loss) on investments	0.13		2.52	4.46		4.58	(3.32)	6.56
Total from investment activities	0.21		2.67	4.59		4.77	(3.23)	6.58
Distributions
Net investment income	(0.22)		—	(0.18)		(0.12)	—	—
Net realized gain	(0.62)		—	—		—	—	—
Total distributions	(0.84)		—	(0.18)		(0.12)	—	—
Net asset value, end of period	$32.66		$33.29	$30.62		$26.21	$21.56	$24.79

Total Return(2)	0.62%		8.71%	17.59%		22.15%	(13.03%)	36.13%

Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.63%		1.68%	1.69	%(4)	1.72%	1.79%	2.00	%(4)
Expenses, net of fee waivers and reimbursements	1.40%		1.40%	1.49	%(5)	1.50%	1.50%	1.69	%(5)
Net investment income (loss)	0.47%		0.50%	0.43%		0.72%	0.35%	0.09%
Portfolio turnover rate(2)	0.00	%(6)	12.93%	7.18%		5.36%	18.43%	18.00%
Net assets, end of period (000s)	$7,250		$8,122	$2,561		$2,397	$2,171	$2,750

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.68% for the year ended September 30, 2024 and 1.85% for the year ended September 30, 2021.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.48% for the year ended September 30, 2024 and 1.53% for the year ended September 30, 2021.

(6)Ratio is zero due to the Fund not purchasing any long-term securities during the period.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Class C
	Six Months Ended March 31, 2026 (unaudited)		Years Ended September 30,
			2025	2024		2023	2022	2021
Net asset value, beginning of period	$31.39		$29.13	$24.95		$20.58	$23.80	$17.61

Investment activities
Net investment income (loss)(1)	(0.05)		(0.12)	(0.09)		(0.01)	(0.10)	(0.14)
Net realized and unrealized gain (loss) on investments(2)	0.14		2.38	4.27		4.38	(3.12)	6.33
Total from investment activities	0.09		2.26	4.18		4.37	(3.22)	6.19
Distributions
Net realized gain	(0.62)		—	—		—	—	—
Total distributions	(0.62)		—	—		—	—	—
Redemption fees	—		—	—		—	—	—	(3)
Net asset value, end of period	$30.86		$31.39	$29.13		$24.95	$20.58	$23.80

Total Return(4)	0.24%		7.76%	16.75%		21.23%	(13.53%)	35.15%

Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	2.68%		2.44%	2.46	%(6)	2.48%	2.54%	2.75	%(6)
Expenses, net of fee waivers and reimbursements	2.15%		2.15%	2.24	%(7)	2.25%	2.25%	2.44	%(7)
Net investment income (loss)	(0.30%)		(0.44%)	(0.31%)		(0.03%)	(0.40%)	(0.66%)
Portfolio turnover rate(4)	0.00	%(8)	12.93%	7.18%		5.36%	18.43%	18.00%
Net assets, end of period (000s)	$876		$1,059	$7,038		$6,579	$5,611	$6,804

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Less than $0.005 per share.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5) Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.45% for the year ended September 30, 2024 and 2.60% for the year ended September 30, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.23% for the year ended September 30, 2024 and 2.29% for the year ended September 30, 2021.

(8)Ratio is zero due to the Fund not purchasing any long-term securities during the period.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Advisor Class
	Six Months Ended March 31, 2026 (unaudited)		Years Ended September 30,
			2025	2024		2023	2022	2021
Net asset value, beginning of period	$33.80		$31.07	$26.58		$21.85	$25.04	$18.35

Investment activities
Net investment income (loss)(1)	0.12		0.21	0.20		0.26	0.15	0.06
Net realized and unrealized gain (loss) on investments	0.14		2.57	4.53		4.64	(3.32)	6.63
Total from investment activities	0.26		2.78	4.73		4.90	(3.17)	6.69
Distributions
Net investment income	(0.31)		(0.05)	(0.24)		(0.17)	(0.02)	—
Net realized gain	(0.62)		—	—		—	—	—
Total distributions	(0.93)		(0.05)	(0.24)		(0.17)	(0.02)	—
Net asset value, end of period	$33.13		$33.80	$31.07		$26.58	$21.85	$25.04

Total Return(2)	0.74%		8.95%	17.91%		22.47%	(12.69%)	36.46%

Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.47%		1.52%	1.56	%(4)	1.51%	1.61%	1.82	%(4)
Expenses, net of fee waivers and reimbursements	1.15%		1.15%	1.24	%(5)	1.25%	1.25%	1.46	%(5)
Net investment income (loss)	0.72%		0.66%	0.69%		0.97%	0.60%	0.24%
Portfolio turnover rate(2)	0.00	%(6)	12.93%	7.18%		5.36%	18.43%	18.00%
Net assets, end of period (000s)	$73,448		$75,312	$69,114		$57,785	$44,712	$44,249

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.55% for the year ended September 30, 2024 and 1.63% for the year ended September 30, 2021.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.23% for the year ended September 30, 2024 and 1.27% for the year ended September 30, 2021.

(6)Ratio is zero due to the Fund not purchasing any long-term securities during the period.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial StatementsMarch 31, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Union Street Partners, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$78,395,591	$—	$—	$78,395,591
Money Market Fund	1,704,061	—	—	1,704,061
	$80,099,652	$—	$—	$80,099,652

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the six months ended March 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long-term capital gain.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended March 31, 2026, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1%

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”) between the Advisor and the Fund and also the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Advisor and McGinn Penninger Investment Management, Inc. (“McGinn”), the Advisor provides investment advisory services for an annual fee of 1.00% of the Fund’s daily net assets. The Advisor analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. The Advisor evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with the Advisor’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by the Advisor from the investment advisory fees it receives and not by the Fund. McGinn and the Advisor are affiliated investment advisors. Mr. Bernard F. McGinn, one of the Fund’s portfolio managers, is a majority shareholder of McGinn and Mr. McGinn owns 50% of the Advisor.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. The Trust and the Advisor may terminate this expense limitation agreement prior to January 31, 2027, only by mutual written consent.

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended March 31, 2026, the Advisor earned $427,408 and waived $135,153 in advisory fees. The total amount of recoverable reimbursements as of March 31, 2026, was $811,919, which expires as follows:

Recoverable Waivers and Reimbursements and Expiration Dates
2026	2027	2028	2029	Total
$169,482	$224,880	$282,404	$135,153	$811,919

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

For the six months ended March 31, 2026, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$9,680
Class A	Shareholder Services	714
Class C	12b-1	5,064
Class C	Shareholder Services	1,608
Advisor Class	Shareholder Services	41,393

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2026, CFS received the following fees incurred by the Fund to CFS:

Administration	Transfer Agent	Accounting
$48,353	$11,728	$18,424

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include some out-of-pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP.  None of the officers and/or directors of CFS, Mr.  Lively, Mr.  King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended March 31, 2026, Watermark received $3,864 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2026, were as follows:

Purchases	Sales
$—	$5,973,070

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2026, and the year ended September 30, 2025, were as follows:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Distributions paid from:
Ordinary income	$742,405	$118,799
Realized gains	1,558,891	—
	$2,391,296	$118,799

As of March 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$228,917
Accumulated net realized gain (loss)	3,019,591
Net unrealized appreciation (depreciation) of investments	41,707,943
$44,956,451

As of March 31, 2026, the cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$38,391,709	$44,484,932	$(2,776,989)	$41,707,943

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six Months Ended March 31, 2026
	Class A	Class C	Advisor Class
Shares sold	2,181	593	52,361
Shares reinvested	5,988	668	61,735
Shares redeemed	(30,206)	(6,606)	(125,425)
Net increase (decrease)	(22,037)	(5,345)	(11,329)

Year Ended September 30, 2025
	Class A	Class C	Advisor Class
Shares sold	172,998	2,427	114,351
Shares reinvested	—	—	3,707
Shares redeemed	(12,626)	(210,349)	(114,060)
Net increase (decrease)	160,372	(207,922)	3,998

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of assets and Liabilities through the date on which these financial statements were issued and no additional items require disclosure.

FINANCIAL STATEMENTS | March 31, 2026

Union Street Partners Value Fund

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 4, 2026

* Print the name and title of each signing officer under his or her signature.